FINANCIAL INSTRUMENTS - Exposure to credit Risk (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 15,629,000	$ 28,691,000
Accounts and other receivables	3,073,000	1,883,000
Promissory note receivable	$ 1,250,000
Interest rate	5.00%
Cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 9,400,000	23,210,000
Demand deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	533,000	532,000
Term deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,990,000	2,932,000
Trade receivables, net of provision [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,456,000	767,000
Trade receivables, net of provision [Member] | Currently due
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,419,000	489,000
Trade receivables, net of provision [Member] | Past due by 90 days or less, not impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,000	204,000
Trade receivables, net of provision [Member] | Past due by greater than 90 days, not impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,000	74,000
Promissory note receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,250,000	$ 1,250,000